VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Duration Bond Fund

Voya Strategic Income Opportunities Fund

(together, the “VFT Funds”)

Voya VACS Series CB Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 6, 2026

to the VFT Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’

Summary Prospectus and Prospectus

Each dated July 31, 2025, as supplemented;

to Voya VACS Series CB Fund’s Summary Prospectus and Prospectus

Each dated July 31, 2025, as supplemented;

(each, a “Prospectus” and together, the “Prospectuses”)

Effective February 27, 2026: (1) Randall Parrish, CFA, and Eric Stein, CFA, are removed as portfolio managers for Voya Intermediate Bond Fund (“IB Fund”); (2) Randall Parrish, CFA, is removed as portfolio manager for Voya Short Duration Bond Fund (“SDB Fund”); (3) Eric Stein, CFA, and Brian Timberlake, Ph.D., CFA, are removed as portfolio managers for Voya Strategic Income Opportunities Fund (“SIO Fund”); (4) Paul Buren, CFA, is added as portfolio manager to Voya VACS Series CB Fund (“CB Fund”); and (5) Rajen Jadav, CFA, Vinay Viralam, CFA, and Anuranjan Sharma are added as portfolio managers to the VFT Funds.

Effective February 27, 2026, the Funds’ Prospectuses are revised as follows:

1.All references to Randall Parrish, CFA, Eric Stein, CFA, and Brian Timberlake, Ph.D., CFA, as portfolio managers for the relevant Funds are hereby deleted in their entirety.

2.The sub-section of the Prospectus of IB Fund and SDB Fund entitled “Portfolio Management – Portfolio Managers” in each Fund’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	David Goodson
Portfolio Manager (since 7/21)	Portfolio Manager (since 4/17)
Rajen Jadav, CFA	Anuranjan Sharma
Portfolio Manager (since 2/26)	Portfolio Manager (since 2/26)
Vinay Viralam, CFA
Portfolio Manager (since 2/26)

3.The sub-section of the Prospectus of SIO Fund entitled “Portfolio Management – Portfolio Managers” in the Fund’s summary section is deleted in its entirety and replaced with the following:

1

Portfolio Managers
Sean Banai, CFA	Rajen Jadav, CFA
Portfolio Manager (since 4/17)	Portfolio Manager (since 2/26)
Anuranjan Sharma	Vinay Viralam, CFA
Portfolio Manager (since 2/26)	Portfolio Manager (since 2/26)

4.The sub-section of the Prospectus of CB Fund entitled “Portfolio Management – Portfolio Managers” in the Fund’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Paul Buren, CFA
Portfolio Manager (since 7/25)	Portfolio Manager (since 2/26)
Rajen Jadav, CFA
Portfolio Manager (since 7/25)

5.The table in the sub-section of the Prospectus for the VFT Funds entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio	Sub-	Fund	Professional Experience
Manager	Adviser
Rajen	Voya IM	Voya Intermediate Bond	Mr. Jadav, Portfolio Manager, joined Voya
Jadav,		Fund	IM in 2019. Prior to joining Voya IM, he was
CFA		Voya Short Duration Bond	a senior product specialist at Allianz Global
		Fund	Investors where he was responsible for
		Voya Strategic Income	covering and supporting
		Opportunities Fund	sales and distribution of the global fixed
income team’s product offering in North
America. Prior to that, Mr. Jadav was a
portfolio manager at AllianceBernstein where
he held various positions
managing US multi-sector, US TIPS, stable
value, global multi-sector and municipal
money market portfolios.
Anuranjan	Voya IM	Voya Intermediate Bond	Mr. Sharma, Portfolio Manager and macro
Sharma		Fund	strategist at Voya IM, previously was a senior
		Voya Short Duration Bond	research analyst at Oppenheimer Funds,
		Fund	where he was responsible for emerging
		Voya Strategic Income	market and macro overlay for their
		Opportunities Fund	multisector fund and worked on international
debt and emerging local funds. Prior to that,
Mr. Sharma held roles at Voya IM in asset
allocation and fixed income where he focused
on global rates, foreign
exchange, and business cycle analysis for
developed and emerging markets.

Vinay	Voya IM	Voya Intermediate Bond	Mr. Viralam, Portfolio Manager, is a senior
Viralam,		Fund	vice president and portfolio manager for the
CFA		Voya Short Duration Bond	fixed income team at Voya IM. Prior to
		Fund	joining Voya IM, he worked at Goldman

2

Voya Strategic Income	Sachs Asset Management for 11 years,
Opportunities Fund	focused on cross-sector research and portfolio
management.

6.The table in the sub-section of the Prospectus for CB Fund entitled “Management of the Fund – Additional Information Regarding the Portfolio Managers” is amended to include the following:

Portfolio	Sub-	Fund	Professional Experience
Manager	Adviser
Paul	Voya IM	Voya VACS Series CB	Mr. Buren, Portfolio Manager, is responsible
Buren,		Fund	for portfolio construction of the multi-sector
CFA			fixed income strategies at Voya IM. Prior to
joining Voya IM, he was a senior client
representative with Wilshire Associates.

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VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Duration Bond Fund

Voya Strategic Income Opportunities Fund

(together, the “VFT Funds”)

Voya VACS Series CB Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 6, 2026

to the VFT Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’

Statement of Additional Information

dated July 31, 2025;

to Voya VACS Series CB Fund’s Statement of Additional Information

dated July 31, 2025, as supplemented; (each, an “SAI” and together, the “SAIs”)

Effective February 27, 2026: (1) Randall Parrish, CFA, and Eric Stein, CFA, are removed as portfolio managers for Voya Intermediate Bond Fund (“IB Fund”); (2) Randall Parrish, CFA, is removed as portfolio manager for Voya Short Duration Bond Fund (“SDB Fund”); (3) Eric Stein, CFA, and Brian Timberlake, Ph.D., CFA, are removed as portfolio managers for Voya Strategic Income Opportunities Fund (“SIO Fund”); (4) Paul Buren, CFA, is added as portfolio manager to Voya VACS Series CB Fund (“CB Fund”); and (5) Rajen Jadav, CFA, Vinay Viralam, CFA, and Anuranjan Sharma are added as portfolio managers to the VFT Funds.

Effective February 27, 2026, the SAI is revised as follows:

1.All references to Randall Parrish, CFA, Eric Stein, CFA, and Brian Timberlake, Ph.D., CFA, as portfolio managers for the relevant Funds are hereby deleted in their entirety.

2.The table in the sub-section of the SAI for the VFT Funds entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled
Portfolio		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Rajen	Voya Intermediate	0	$0	0	$0	14	$699,782,481
Jadav,	Bond Fund
CFA2	Voya Short
Duration Bond
Fund
Voya Strategic
Income
Opportunities
Fund

Anuranjan	Voya Intermediate	1	$0	0	$0	0	$0
Sharma2	Bond Fund

1

	Voya Short
	Duration Bond
	Fund
	Voya Strategic
	Income
	Opportunities
	Fund

Vinay	Voya Intermediate	0	$0	0	$0	2	$1,471,632,935
Viralam,	Bond Fund
CFA2	Voya Short
	Duration Bond
	Fund
	Voya Strategic
	Income
	Opportunities
	Fund

2As of October 31, 2025.

3.The table in the sub-section of the SAI for CB Fund entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled
Portfolio		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Paul Buren,	Voya VACS Series	1	$489,215,888	35	$2,059,437,327	4	$643,699,415
CFA2	CB Fund

2As of October 31, 2025.

4.The line items with respect to each Fund in the table in the sub-section of the SAI for the VFT Funds entitled “Sub-Advisers – Portfolio Manager - Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Intermediate Bond	Sean Banai, CFA; David Goodson;	Bloomberg U.S. Aggregate
Fund	Rajen Jadav, CFA; Anuranjan Sharma;	Bond Index
Vinay Viralam, CFA
Voya Short Duration Bond	Sean Banai, CFA; David Goodson;	Bloomberg U.S. 1-3 Year
Fund	Rajen Jadav, CFA; Anuranjan Sharma;
Government/Credit
Vinay Viralam, CFA
Bond Index

Voya Strategic Income	Sean Banai, CFA; Rajen Jadav, CFA;	ICE BofA U.S. Dollar 3-
Opportunities Fund	Anuranjan Sharma; Vinay Viralam,
Month Deposit Offered
CFA
Rate Constant Maturity

Index

5.The line item with respect to CB Fund in the table in the sub-section of the SAI entitled “Sub-Advisers

– Portfolio Manager - Compensation – Voya IM” is deleted in its entirety and replaced with the following:

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Fund	Portfolio Manager	Benchmark
Voya VACS Series CB Fund	Sean Banai, CFA; Paul Buren, CFA;	Bloomberg U.S. Aggregate
	and Rajen Jadav, CFA	Bond Index

6.The table in the sub-section of the SAI for the VFT Funds entitled “Sub-Advisers – Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment	Fund(s) Managed by the Portfolio Manager	Dollar Range
Manager	Adviser or		of Fund
	Sub-Adviser		Shares Owned
Rajen Jadav,	Voya IM	Voya Intermediate Bond Fund	$100,001 -
CFA12,13			$500,000
		Voya Short Duration Bond Fund	None

		Voya Strategic Income Opportunities Fund	$10,001 -
$50,000
Anuranjan	Voya IM	Voya Intermediate Bond Fund	$50,001 -
Sharma12			$100,000

		Voya Short Duration Bond Fund	None

		Voya Strategic Income Opportunities Fund	None

Vinay Viralam,	Voya IM	Voya Intermediate Bond Fund	None
CFA12
		Voya Short Duration Bond Fund	None

		Voya Strategic Income Opportunities Fund	None

12As of October 31, 2025.

13In addition to the investments shown in this table, Mr. Jadav has allocated a dollar range of $50,001 - $100,000 in fund shares to an investment option that tracks the performance of Voya Intermediate Bond Fund.

7.The table in the sub-section of the SAI for CB Fund entitled “Sub-Advisers – Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment	Fund(s) Managed by the Portfolio Manager	Dollar Range
Manager	Adviser or		of Fund
	Sub-Adviser		Shares Owned
Paul Buren, CFA1	Voya IM	Voya VACS Series CB Fund	None

1As of October 31, 2025.

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